Reynders, McVeigh Core Equity Fund
Schedule of Investments
October 31, 2022 - (Unaudited)
COMMON STOCKS — 98.40% Shares Fair Value
Canada — 3.11%
Industrials — 3.11%
Canadian National Railway Co. 13,735 $ 1,626,773
Denmark — 6.53%
Energy — 1.68%
Vestas Wind Systems A/S 43,700 878,370
Health Care — 2.40%
Novo Nordisk A/S, Class B - ADR 11,569 1,259,170
Materials — 1.44%
Novozymes A/S, Class B 13,904 752,484
Utilities — 1.01%
Orsted A/S 6,354 526,556
Total Denmark 3,416,580
France — 4.44%
Consumer Staples — 1.37%
L'Oreal SA 2,332 718,373
Industrials — 3.07%
Schneider Electric SE 12,625 1,600,673
Total France 2,319,046
Ireland — 4.05%
Consumer Staples — 1.81%
Kerry Group PLC 10,844 947,766
Health Care — 2.24%
Medtronic PLC 13,400 1,170,356
Total Ireland 2,118,122
Japan — 1.77%
Consumer Discretionary — 1.77%
Shimano Inc 6,000 927,000
Netherlands — 1.81%
Materials — 1.81%
Koninklijke DSM N.V.
(a)
8,265 948,905
Norway — 1.22%
Industrials — 1.22%
Tomra Systems ASA 39,382 636,413
Sweden — 1.71%

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
COMMON STOCKS — 98.40% - continued Shares Fair Value
Materials — 1.71%
BillerudKorsnas AB
(a)
69,456 $ 894,593
United Kingdom — 5.39%
Consumer Discretionary — 1.92%
Aptiv PLC
(a)
11,000 1,001,770
Consumer Staples — 2.06%
Unilever PLC - ADR 23,645 1,076,084
Industrials — 1.41%
Halma PLC
(a)
30,899 738,486
Total United Kingdom 2,816,340
United States — 68.37%
Communications — 7.31%
Alphabet, Inc., Class C
(a)
9,300 880,338
T-Mobile US, Inc.
(a)
9,150 1,386,774
Uber Technologies, Inc.
(a)
21,000 557,970
Walt Disney Co. (The)
(a)
9,350 996,149
3,821,231
Consumer Discretionary — 5.18%
Interface, Inc. 74,000 836,940
NIKE, Inc., Class B 8,795 815,121
Tesla, Inc.
(a)
4,650 1,058,061
2,710,122
Consumer Staples — 2.88%
Sysco Corp. 17,400 1,506,144
Energy — 1.97%
Enphase Energy, Inc.
(a)
3,360 1,031,520
Health Care — 16.72%
Abbott Laboratories 16,412 1,623,803
Beam Therapeutics, Inc.
(a)
8,400 370,104
Becton, Dickinson and Co. 6,477 1,528,378
CVS Health Corp. 19,020 1,801,194
Danaher Corp. 6,199 1,560,102
Envista Holdings Corp.
(a)
33,300 1,099,233
Illumina, Inc.
(a)
3,299 754,877
8,737,691
Industrials — 8.87%
Carrier Global Corp. 43,900 1,745,464
Rockwell Automation, Inc. 7,101 1,812,885
Xylem, Inc. 10,533 1,078,895
4,637,244
Materials — 2.08%
AptarGroup, Inc. 10,958 1,086,486
Technology — 23.36%
Analog Devices, Inc. 10,844 1,546,571

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
COMMON STOCKS — 98.40% - continued Shares Fair Value
Technology — 23.36% - continued
Apple, Inc. 12,535 $ 1,922,117
Automatic Data Processing, Inc. 7,100 1,716,070
International Business Machines Corp. 10,550 1,458,960
MarketAxess Holdings, Inc. 2,030 495,401
MasterCard, Inc., Class A 4,534 1,487,968
Microsoft Corp. 6,475 1,503,042
NVIDIA Corp. 7,716 1,041,429
Teradyne, Inc. 12,800 1,041,280
12,212,838
Total United States 35,743,276
Total Common Stocks (Cost $45,941,202) 51,447,048
Total Investments — 98.40% (Cost $45,941,202) 51,447,048
Other Assets in Excess of Liabilities — 1.60% 837,412
NET ASSETS — 100.00% $ 52,284,460
(a) Non-income producing security.
ADR - American Depositary Receipt.